Exploration and evaluation ("E&E") assets	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Of Assets [Abstract]
Exploration and evaluation ("E&E") assets [Text Block]

5. Exploration and evaluation ("E&E") assets

	December 31, 2021	December 31, 2020
Balance, beginning of the year	$1,243,615	$7,549,852
Additions	20,243,702	318,982
Acquisition for members units (note 13)	3,499,995	-
Transfers (note 6)	-	(426,021)
Impairment	-	(6,199,198)
Balance, end of the year	$24,987,312	$1,243,615

E&E assets consist of undeveloped lands, unevaluated seismic data and unevaluated drilling and completion costs and associated decommissioning costs on the Company's exploration projects which are pending the determination of proved reserves. Transfers are made to property, plant and equipment ("PP&E") as proved reserves are determined and technical feasibility and commercial viability is established. E&E assets are expensed due to uneconomic drilling and completion activities and lease expiries.

Additions during the year ended December 31, 2021 and year ended December 31, 2020, mainly relate to undeveloped lands and drilling costs on wells without assigned proved reserves prior to their transfer to property, plant and equipment.

The Company reviews many factors when determining if an impairment test should be performed. At December 31, 2021 and at December 31, 2020, the Company conducted an assessment of impairment indicators for the Company's exploration and evaluation assets and noted no impairment indicators were present other than lands that had expired lease terms or near expiry.

For the year ended December 31, 2021, the Company had no impairments. For the year ended December 31, 2020, the Company recorded an impairment of $6,199,198 of E&E assets previously capitalized as exploration and evaluation assets as the lease term of undeveloped lands expired or were near expiry. These amounts have been included in impairment loss on exploration and evaluation assets in the consolidated statement of loss and comprehensive loss.